Schedule of Investments (unaudited) March 31, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies — 0.1%

Equity Funds — 0.1%
VanEck Vectors High-Yield Municipal Index ETF	255,554	$13,355,252

Total Investment Companies — 0.1% (Cost — $15,999,940)		13,355,252

	Par (000)

Municipal Bonds — 83.2%

Alabama — 4.3%
Black Belt Energy Gas District, RB, Project No. 4, Series A-1, 4.00%, 12/01/49(a)	$235,160	245,977,360
City of Homewood Alabama, GO, Refunding, 5.25%, 09/01/46	27,625	32,981,487
County of Tuscaloosa IDA, Refunding RB, Hunt Refining Project, Series A(b):
4.50%, 05/01/32	7,045	6,906,214
5.25%, 05/01/44	8,980	8,786,212
Southeast Alabama Gas Supply District, RB, Project #2, Series A, 4.00%, 06/01/49(a)	225,985	228,947,663
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(c)	16,315	16,719,612

		540,318,548

Arizona — 2.1%
Arizona IDA, RB:
Academies of Math and Science project, 5.00%, 07/01/39(b)	1,000	975,260
Academies of Math and Science project, 5.00%, 07/01/49(b)	1,610	1,462,267
Academies of Math and Science project, 5.00%, 07/01/54(b)	2,500	2,209,975
Leman Academy of Excellence — Parker Colorado Campus Project, 5.00%, 07/01/39(b)	1,300	1,208,662
Leman Academy of Excellence — Parker Colorado Campus Project, 5.00%, 07/01/49(b)	2,010	1,753,725
Odyssey Preparatory Academy Project, 5.00%, 07/01/49(b)	8,120	7,197,974
Odyssey Preparatory Academy Project, 5.00%, 07/01/54(b)	4,730	4,113,066
S/F Housing, Series 2019-2, Class A, 3.63%, 05/20/33	31,213	31,936,744
Arizona IDA, Refunding RB, Odyssey Preparatory Academy Project, Series A(b):
5.25%, 07/01/37	2,830	2,785,229
5.50%, 07/01/52	2,450	2,318,606

Security	Par (000)	Value

Arizona (continued)
City of Mesa Arizona Utility System, RB, Utility System, 5.00%, 07/01/35	$30,000	$31,238,100
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.88%, 07/01/23(c)	3,440	4,052,148
Legacy Traditional Schools Projects, Series A, 6.50%, 07/01/34(b)	2,000	2,137,940
Legacy Traditional Schools Projects, Series A, 6.75%, 07/01/44(b)	3,500	3,675,735
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 07/01/45(b)	2,280	2,100,268
City of Phoenix Civic Improvement Corp., ARB, Junior Lien Airport Revenue Bonds, 4.00%, 07/01/44	10,000	11,027,300
City of Phoenix Civic Improvement Corp., RB, Sustainability Bonds, Junior Lien, Series B, 5.00%, 07/01/44(d)	42,850	53,813,173
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, 5.00%, 01/01/38	27,000	31,077,000
County of Pima IDA, RB, American Leadership Academy Project(b):
5.00%, 06/15/47	10,400	8,726,120
5.00%, 06/15/52	19,280	15,967,310
County of Pinal Arizona IDA, RB, San Manuel Facility Project, 6.25%, 06/01/26	495	526,299
Maricopa County Industrial Development Authority, RB, Banner Health, Series A, 4.00%, 01/01/44	7,000	7,533,400
Salt River Project Agricultural Improvement & Power District, RB, Salt River Project Electric System, 4.00%, 01/01/39	26,730	31,003,592

		258,839,893

Arkansas — 0.2%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(b)	35,365	31,359,560

California — 5.5%
Bay Area California Toll Authority, Refunding RB, San Francisco Bay Area, 4.00%, 04/01/47	10,000	10,830,200
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(c)	21,340	21,736,497

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, 5.25%, 12/01/48(b)	$2,000	$2,128,820
City & County of San Francisco Airports San Francisco International Airport, Refunding ARB, Series E, AMT, 5.00%, 05/01/45	16,550	19,319,146
City & County of San Francisco California Airports Commission, Refunding ARB, San Francisco International Airport, AMT:
Series A, 5.00%, 05/01/41	20,000	22,430,000
Series B, 5.00%, 05/01/46	15,000	16,684,050
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A, 5.25%, 07/01/39	40,000	41,079,200
City of Los Angeles California Wastewater System Revenue, Refunding RB, Green Bond, Sub-Series A, 5.25%, 06/01/47	27,620	32,825,265
City of Los Angeles Department of Airports, Refunding ARB, Subordinate, Los Angeles International Airports, AMT, 5.00%, 05/15/44	12,715	15,015,143
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT:
5.75%, 03/01/34	7,010	7,256,472
6.25%, 03/01/34	5,250	5,458,268
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 05/01/36	1,510	1,589,970
6.50%, 05/01/42	5,130	5,396,504
County of Alameda & City of Oakland California, GO, Election of 2012, 6.63%, 08/01/21(c)	3,750	4,045,350
County of San Diego Regional Transportation Commission, Refunding RB, Series A, 5.00%, 04/01/41	35,000	41,351,100
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(c)	12,830	13,396,573
Elk Grove Unified School District, GO, Election of 2016, 4.00%, 08/01/46	20,000	21,481,400

Security	Par (000)	Value

California (continued)
Gilroy Public Facilities Financing Authority, Refunding RB, 6.00%, 11/01/33	$6,535	$7,583,868
Golden State Tobacco Securitization Corp., Refunding RB:
Series A-1, 5.00%, 06/01/47	19,045	18,470,793
Series A-1, 5.25%, 06/01/47	9,535	9,531,472
Series A-2, 5.00%, 06/01/47	31,735	30,913,381
Los Angeles Department of Water, Refunding RB, Series A, 5.25%, 07/01/44	19,000	22,797,720
Los Angeles Department of Water & Power, Refunding RB, Power System, Series B:
5.25%, 07/01/37	13,500	16,558,695
5.25%, 07/01/38	15,000	18,352,200
5.25%, 07/01/39	7,000	8,542,590
Palomar Community College District, GO, Election of 2006, Series D, 5.25%, 08/01/45	24,540	30,607,024
Port of Oakland California, Refunding RB, Senior Lien, Series P, AMT, 5.00%, 05/01/31	13,010	13,925,123
San Bernardino Community College District, GO, Election of 2018, Series A, 4.00%, 08/01/49	10,000	10,924,500
San Diego Public Facilities Financing Authority, Refunding RB, Series A:
5.00%, 05/15/39	10,000	11,937,400
Subordinated, 5.25%, 08/01/47	13,645	16,390,510
San Ramon Valley Unified School District, GO, Election of 2012, 4.00%, 0 08/01/37	23,850	25,736,058
Santa Clara Unified School District, GO, Election of 2012, 4.00%, 07/01/48	10,000	11,015,300
State of California, GO, Refunding:
5.00%, 03/01/35	10,000	12,905,500
4.00%, 03/01/36	25,000	29,293,750
5.00%, 04/01/45	7,000	8,502,970
Various Purpose, 5.25%, 10/01/39	20,100	24,203,013
State of California Public Works Board, LRB, Correctional Facilities Improvements, Series A, 5.00%, 09/01/39	5,000	5,588,750
University of California, RB, Series AV, 5.25%, 05/15/42	58,825	71,532,965

		687,337,540

Colorado — 1.9%
Arista Metropolitan District, GO, Refunding, Series A, 5.13%, 12/01/48	3,500	3,551,205

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47 (b)	$6,930	$6,603,805
City & County of Denver Colorado, COP, Series A, 5.38%, 06/01/43	10,000	11,605,300
City & County of Denver Colorado, Refunding RB, United Airlines, Inc. Project, AMT, 5.00%, 10/01/32	41,075	40,046,071
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT:
5.00%, 12/01/37	25,000	28,699,750
5.25%, 12/01/43	22,620	25,980,201
Colorado Health Facilities Authority, Refunding RB, Frasier Meadows Retirement Community Project, Series A, 5.25%, 05/15/47	2,500	2,491,925
Copperleaf Metropolitan District No. 3, GO, Series A, 5.13%, 12/01/47	1,200	1,210,572
Cottonwood Highlands Metropolitan District No. 1, GO, Series A, 5.00%, 12/01/49	900	844,191
Regional Transportation District Sales Tax Revenue, RB, Fastracks Project, Series A, 3.50%, 11/01/37	75,000	78,011,250
Southlands Metropolitan District No. 1, GO, Refunding, Series A-1, 5.00%, 12/01/47	3,000	3,109,770
State of Colorado, COP, Series J, 5.25%, 03/15/42	30,000	36,234,000
STC Metropolitan District No.2, GO, Refunding, Series A, 4.00%, 12/01/29	1,500	1,384,470

		239,772,510

Connecticut — 0.6%
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series G-1(b):
5.00%, 07/01/39	1,500	1,546,725
5.00%, 07/01/44	2,000	2,051,460
5.00%, 07/01/50	2,350	2,399,115
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	3,965	3,664,572
State of Connecticut, GO, Series A:
4.00%, 01/15/35	25,565	28,388,399
4.00%, 01/15/36	22,550	24,846,943

Security	Par (000)	Value

Connecticut (continued)
4.00%, 01/15/38	$10,000	$10,697,000

		73,594,214

Delaware — 0.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	33,000	33,211,860

District of Columbia — 2.5%
District of Columbia, GO:
Series A, 5.00%, 06/01/41	20,000	23,752,000
Series D, 5.00%, 06/01/42	40,000	47,672,000
District of Columbia Water & Sewer Authority, Refunding RB, Series B:
5.25%, 10/01/40	48,060	56,683,406
5.25%, 10/01/44	63,075	74,028,604
Metropolitan Washington Airports Authority, Refunding ARB, AMT, Series A, 5.00%, 10/01/36	12,000	14,077,200
Washington Metropolitan Area Transit Authority, RB:
5.00%, 07/01/43	35,480	40,844,576
Series B, 5.00%, 07/01/42	50,000	57,798,500

		314,856,286

Florida — 3.3%
Capital Trust Agency, Inc., RB(b):
Odyssey Charter School Project, 5.00%, 07/01/54	2,095	1,992,303
Renaissance Charter School, Inc., Series A, 5.00%, 06/15/49	4,365	3,913,135
Central Florida Expressway Authority, RB, Senior Lien, Series A, 5.00%, 07/01/44	10,000	11,915,300
City of Tampa Florida, RB, Baycare Health System Issue, Series A, 5.00%, 11/15/46	12,910	14,610,376
City of Tampa Florida, Special Assessment Bonds, Green Bonds, Central and Lower Basis Stormwater Improvements:
5.25%, 05/01/43	11,720	14,435,876
5.25%, 05/01/46	15,430	18,764,423
County of Broward Florida Water & Sewer Utility Revenue, RB, Series A:
4.00%, 10/01/42	10,000	11,327,500
4.00%, 10/01/43	12,000	13,595,520
County of Hillsborough Florida District Port Authority, ARB, Series A, 5.25%, 06/01/48	8,375	9,689,372

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 6.00%, 10/01/38	$6,325	$7,199,495
Series A, 5.50%, 10/01/42	5,375	5,978,236
Series B, AMT, 6.25%, 10/01/38	5,000	5,687,950
Series B, AMT, 6.00%, 10/01/42	2,350	2,572,522
County of Miami-Dade Florida, Refunding RB, 5.00%, 10/01/41	7,010	7,859,472
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	8,000	9,090,800
County of Miami-Dade Florida, Aviation, Refunding RB, Series B, AMT, 5.00%, 10/01/40	95,000	106,671,700
County of Palm Beach Florida, RB, Plam Beach Atlantic University Housing Project, 5.00%, 04/01/51(b)	4,770	4,577,769
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.13%, 06/01/27	10,010	10,415,705
Greater Orlando Aviation Authority, ARB, AMT:
Priority Sub-Series A, 5.00%, 10/01/42	54,795	61,273,961
Series A, 4.00%, 10/01/44	30,950	33,444,260
Series A, 5.00%, 10/01/44	24,075	26,947,147
Lakewood Ranch Stewardship District, Special Assessment Bonds:
4.70%, 05/01/39	1,160	1,240,829
4.88%, 05/01/49	1,250	1,306,388
Del Webb Project, 5.00%, 05/01/37(b)	1,655	1,676,366
Del Webb Project, 5.13%, 05/01/47(b)	1,990	2,000,945
Lakewood National & Polo Run Projects, 4.63%, 05/01/27	1,745	1,757,669
Lakewood National & Polo Run Projects, 5.25%, 05/01/37	2,760	2,836,645
Lakewood National & Polo Run Projects, 5.38%, 05/01/47	4,785	4,881,848
Miami-Dade County Industrial Development Authority, RB, Excelsior Charter Academy Project, 5.10%, 11/01/43	8,370	7,435,573
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(c)	11,125	12,105,335

Security	Par (000)	Value

Florida (continued)
Sterling Hill Community Development District, Refunding, Special Assessment Bonds, Series B, 5.50%, 11/01/10(e)(f)	$147	$93,809

		417,298,229

Georgia — 1.7%
City of Atlanta GA Airport Passenger Facility Charge, ARB, Series D, AMT, 4.00%, 07/01/35	10,850	11,795,686
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 01/01/30	30,000	31,033,200
County of Barow Development Authority, Refunding RB, Georgia Power Company Plant Vogtle Project, 1.55%, 08/01/43(a)	7,770	7,784,530
County of Burke Georgia Development Authority, Refunding RB, Georgia Power Company Plant Bowen Project(a):
1.55%, 12/01/49	6,755	6,728,791
1.70%, 12/01/49	26,000	25,823,200
Main Street Natural Gas, Inc., RB, Series C, 4.00%, 03/01/50(a)	60,000	63,025,200
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, 3rd Indenture, Series A, 4.00%, 07/01/44	36,480	39,210,163
Municipal Electric Authority of Georgia, Refunding RB, Series EE (AMBAC), 7.00%, 01/01/25	20,000	24,929,400

		210,330,170

Illinois — 6.7%
Chicago Board of Education, GO, CAB, Series H, Series D:
5.00%, 12/01/36	4,620	4,551,439
5.00%, 12/01/46	4,475	4,348,850
Chicago Board of Education, GO, Refunding:
Series A, 0.00%, 12/01/25(g)	650	578,929
Series A, 0.00%, 12/01/26(g)	4,000	3,477,040
Dedicated Revenues, Series C, 5.00%, 12/01/25	12,760	13,171,127
Dedicated Revenues, Series F, 5.00%, 12/01/24	9,585	9,858,939
Dedicated Revenues, Series G, 5.00%, 12/01/34	5,000	5,000,400
Series A, 0.00%, 12/01/27(g)	500	423,995
Series A, 4.00%, 12/01/27	5,000	4,852,050
Series A, 5.00%, 12/01/28	10,620	10,979,699
Series A, 5.00%, 12/01/29	1,580	1,627,542
Series B, 5.00%, 12/01/26	2,000	2,067,420

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Series B, 5.00%, 12/01/27	$1,635	$1,691,685
Series B, 5.00%, 12/01/28	2,060	2,129,772
Series B, 5.00%, 12/01/29	2,000	2,060,180
Series B, 5.00%, 12/01/30	2,000	2,046,800
Series B, 5.00%, 12/01/31	1,600	1,627,280
Series B, 5.00%, 12/01/32	1,360	1,375,545
Series B, 4.00%, 12/01/35	11,640	10,492,296
Series C, 5.00%, 12/01/23	4,310	4,413,612
Series C, 5.00%, 12/01/24	4,445	4,572,038
Series C, 5.00%, 12/01/26	3,060	3,163,153
Chicago Board of Education, GO:
Series A, 5.00%, 12/01/42	15,895	15,515,904
Series C, 5.25%, 12/01/39	7,275	7,307,228
5.00%, 12/01/46	9,805	9,529,283
5.00%, 12/01/46	25,350	24,635,384
Chicago O’Hare International Airport, Refunding RB, O’Hare International Airport, Senior Lien AMT, Series B, 5.00%, 01/01/31	10,300	10,734,660
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series C, 6.50%, 01/01/21(c)	29,835	31,093,142
Senior Lien, Series D, 5.25%, 01/01/42	49,415	55,596,817
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series C, AMT, 5.50%, 01/01/34	5,380	5,777,690
City of Chicago Illinois O’Hare International Airport, Refunding RB, Senior Lien, Series B:
5.00%, 01/01/38	30,000	33,453,600
5.00%, 01/01/39	59,885	66,647,214
Illinois Finance Authority, RB:
Carle Foundation, Series A, 6.00%, 08/15/41	6,500	6,862,245
Carle Foundation, Series A (AGM), 6.00%, 08/15/41	19,285	20,417,801
DePaul University, Series A, 6.13%, 04/01/21(c)	11,935	12,532,108
Memorial Health System, Series A, 5.25%, 07/01/44	8,370	9,194,194
Township High School District, 4.00%, 12/01/36	10,810	11,887,000
Illinois Finance Authority, Refunding RB:
Northwestern Memorial Healthcare, Series A, 5.00%, 07/15/42	23,695	27,332,420
OSF Healthcare System, 6.00%, 05/15/20(c)	7,875	7,919,415

Security	Par (000)	Value

Illinois (continued)
OSF Healthcare System, 6.00%, 05/15/39	$1,290	$1,296,166
Presence Health Network, Series C, 5.00%, 02/15/41	28,920	33,539,970
University of Chicago, Series A, 4.00%, 10/01/38	24,500	26,082,700
University of Chicago, Series A, 4.00%, 10/01/49	30,000	31,271,400
Railsplitter Tobacco Settlement Authority, RB:
6.00%, 06/01/21(c)	18,485	19,532,545
5.00%, 06/01/26	15,000	17,796,150
State of Illinois, GO, Rebuild Illinois Program, Series B:
5.00%, 11/01/30	11,000	11,440,440
5.00%, 11/01/32	14,000	14,472,500
State of Illinois, GO, Refunding:
5.00%, 02/01/26	10,750	11,279,223
Series A, 5.00%, 10/01/28	19,250	20,130,110
State of Illinois, GO:
5.00%, 11/01/26	20,000	20,945,000
5.00%, 11/01/29	30,000	31,316,400
State of Illinois Toll Highway Authority, RB:
Senior, Series B, 5.00%, 01/01/41	30,000	34,368,000
Series A, 5.00%, 01/01/38	4,000	4,311,120
Series A, 5.00%, 01/01/40	20,000	22,581,400
Series A, 5.00%, 01/01/42	52,320	61,366,128
Series B, 5.00%, 01/01/40	23,520	26,838,672
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	7,045	7,068,319

		846,582,139

Indiana — 0.2%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	3,870	4,130,954
7.00%, 01/01/44	7,330	7,852,042
Indiana Finance Authority, Refunding RB, AMT, Series A, 1.15%, 05/01/34	7,700	7,659,683

		19,642,679

Iowa — 2.1%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Genesis Health System, 5.50%, 07/01/33	18,750	20,916,562
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(a)	47,270	49,547,941

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa (continued)
Midwestern Disaster Area, 5.25%, 12/01/25	$2,500	$2,568,675
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 06/01/46	14,810	14,253,885
PEFA, Inc., RB, 5.00%, 09/01/49(a)	161,315	178,498,274

		265,785,337

Kentucky — 2.3%
City of Kentucky Public Energy Authority, RB, Gas Supply, Series C-1, 4.00%, 12/01/49(a)	85,000	86,411,000
County of Carroll Kentucky, RB, Kentucky Utilities Company Project, AMT, 1.75%, 10/01/34(a)	6,750	6,692,962
County of Carroll Kentucky, Refunding RB, Kentucky Utilities Company Project(a):
1.55%, 09/01/42	14,000	13,907,320
AMT, 1.20%, 02/01/32	39,697	39,565,213
AMT, 1.20%, 10/01/34	30,000	29,899,500
Kentucky Asset Liability Commission, RB, Series A, 3.00%, 06/25/20	55,000	55,253,000
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 12/01/49(a)	50,000	52,414,000

		284,142,995

Louisiana — 0.8%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 09/15/44(b)	2,455	2,151,488
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	17,185	17,650,026
Louisiana Public Facilities Authority, RB, Series A(b):
Lake Charles Collage Prep Project, 5.00%, 06/01/39	1,300	1,234,116
Lake Charles Collage Prep Project, 5.00%, 06/01/49	3,000	2,674,740
Lake Charles Collage Prep Project, 5.00%, 06/01/58	4,500	3,925,980
Young Audiences Charter School Project, 5.00%, 04/01/39	1,425	1,338,431
Young Audiences Charter School Project, 5.00%, 04/01/49	2,800	2,438,716
State of Louisiana, GO, Series A:
4.00%, 02/01/31	20,345	22,175,440

Security	Par (000)	Value

Louisiana (continued)
5.00%, 03/01/40	$2,000	$2,518,620
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A-1, 4.00%, 05/01/32	40,000	42,162,800

		98,270,357

Maine — 0.0%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 07/01/32	5,365	5,630,514

Maryland — 0.3%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park, Series A:
4.50%, 09/01/33	2,735	2,720,340
5.00%, 09/01/38	1,400	1,412,110
County of Montgomery Maryland, GO, Refunding, Series A, 4.00%, 11/01/31	14,475	16,170,601
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 07/01/22(h)	2,380	2,616,977
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(c)	11,000	11,422,510

		34,342,538

Massachusetts — 3.0%
Commonwealth of Massachusetts, GO, Consolidated Loan:
Series A, 5.25%, 04/01/42	42,000	51,330,300
Series A, 5.25%, 04/01/47	93,350	113,083,256
Series E, 5.25%, 09/01/43	23,640	29,435,819
Massachusetts Development Finance Agency, RB, Series A:
Emerson College Issue, 5.25%, 01/01/42	9,655	11,006,797
Foxborough Regional Charter School, 7.00%, 07/01/20(c)	1,375	1,394,951
Massachusetts Development Finance Agency, Refunding RB:
Harvard University, Series A, 4.00%, 07/15/36	48,610	54,582,225
Newbridge on the Charles, Inc., 5.00%, 10/01/37(b)	1,000	1,030,470
Newbridge on the Charles, Inc., 5.00%, 10/01/47(b)	1,250	1,252,288

6

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts School Building Authority, RB, Sub Series B:
4.00%, 02/15/41	$12,420	$13,406,024
4.00%, 02/15/42	10,000	10,774,100
University of Massachusetts Building Authority, Refunding RB, Senior Series A:
5.25%, 11/01/42	58,840	72,011,922
5.25%, 11/01/47	14,425	17,372,027

		376,680,179

Michigan — 1.6%
Lansing Board of Water & Light, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/21(c)	6,485	6,849,976
Michigan Finance Authority, RB:
Multi Model- McLaren Health Care, 4.00%, 02/15/44	60,000	65,653,200
Series A-2, 2.00%, 08/20/20	21,500	21,571,810
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 5.00%, 11/15/41	42,690	48,309,712
Trinity Health Credit Group, Series A, 5.00%, 12/01/37	25,000	29,548,250
Michigan Strategic Fund, RB, I-75 Improvement Project, AMT, 5.00%, 12/31/43	16,470	19,473,140
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	10,010	11,102,491

		202,508,579

Missouri — 0.5%
City of Kanas IDA, ARB, AMT, Kansas City International Airport Terminal:
Modernization Project Series B, 5.00%, 03/01/46	55,030	61,665,517
Series A, 5.00%, 03/01/44	5,315	5,966,460

		67,631,977

Montana — 0.0%
City of Kalispell Montana, Refunding RB, Immanuel Lutheran Corporation Project, Series A:
5.25%, 05/15/37	405	398,403
5.25%, 05/15/47	1,500	1,361,565
5.25%, 05/15/52	1,500	1,335,300

		3,095,268

Nebraska — 0.7%
Central Plains Energy Project, Refunding RB, 4.00%, 12/01/49(a)	67,500	70,443,675

Security	Par (000)	Value

Nebraska (continued)
Omaha Public Power District, Separate Electric System, Refunding RB, Series A:
5.25%, 02/01/42	$10,000	$11,556,300
5.25%, 02/01/46	10,000	11,533,500

		93,533,475

Nevada — 0.4%
Las Vegas Convention & Visitors Authority, RB, Series B, 5.00%, 07/01/43	40,000	45,872,000
Nevada Department of Business & Industry, RB, Series A(b):
5.00%, 07/15/37	875	884,642
5.00%, 07/15/47	1,400	1,387,428
State of Nevada Department of Business & Industry, RB, Somerset Academy, Series A(b):
4.50%, 12/15/29	380	379,255
5.00%, 12/15/38	1,080	1,059,437

		49,582,762

New Hampshire — 0.1%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(b):
Series B, 4.63%, 11/01/42	9,085	9,264,974
Series C, AMT, 4.88%, 11/01/42	3,700	3,803,378

		13,068,352

New Jersey — 4.1%
County of Cape May New Jersey Industrial Pollution Control Financing Authority, Refunding RB, Atlantic City Electric Co., Series A (NPFGC), 6.80%, 03/01/21	5,000	5,242,850
County of Essex New Jersey, GO, Series B, 3.00%, 09/01/42	2,675	2,717,666
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(b)	5,180	5,206,781
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	5,340	5,229,622
New Jersey EDA, RB:
4.00%, 06/15/44	5,500	5,291,110
Series WW, 5.25%, 06/15/40	14,145	14,906,425
Transit transportation Project, 4.00%, 11/01/44	8,950	8,605,336
Transit transportation Project, 5.00%, 11/01/44	26,000	27,797,380

7

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey EDA, Refunding RB, Series B:
New Jersey American Water Co., Inc. Project, AMT, 5.60%, 11/01/34	$8,280	$8,304,757
5.50%, 06/15/30	45,895	50,180,675
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 07/01/21(c)	33,185	35,288,597
AHS Hospital Corp., 6.00%, 07/01/21(c)	1,200	1,276,692
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 07/01/35	7,375	8,749,479
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 07/01/38	11,950	14,017,230
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 07/01/39	22,245	25,952,797
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/43	10,000	11,331,800
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.75%, 12/01/27	215	227,900
5.75%, 12/01/28	175	185,462
New Jersey Transportation Trust Fund Authority, RB:
Series BB, 4.00%, 06/15/44	50,000	47,983,500
Series BB, 5.00%, 06/15/44	36,445	38,768,733
Transportation System, Series A, 6.00%, 06/15/21(c)	2,155	2,291,541
Transportation System, Series AA, 5.50%, 06/15/39	39,890	41,834,637
Transportation System, Series C, 5.25%, 06/15/32	19,810	20,914,606
New Jersey Transportation Trust Fund Authority, Refunding RB, Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	20,000	22,239,000
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	12,000	13,194,960
State of New Jersey, GO:
2.25%, 06/01/35	5,000	4,689,550
2.50%, 06/01/37	15,830	15,187,460
2.50%, 06/01/38	12,695	12,192,659
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/46	18,260	18,656,607
Series A, 5.25%, 06/01/46	20,350	20,897,415

Security	Par (000)	Value

New Jersey (continued)
Sub-Series B, 5.00%, 06/01/46	$29,010	$29,010,000

		518,373,227

New Mexico — 0.5%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 02/01/27	205	235,008
New Mexico Municipal Energy Acquisition Authority, Refunding RB, Series A, 5.00%, 11/01/39(a)	60,035	64,084,961

		64,319,969

New York — 20.5%
Battery Park City Authority, RB, Sustainability Senior, Series A, 4.00%, 11/01/44	4,400	5,009,840
Battery Park City Authority, Refunding RB, Senior Revenue, Series B, 5.00%, 11/01/38	3,265	4,074,426
City of New York, GO:
Sub-Series F-1, 5.00%, 04/01/43	65,000	79,190,150
Fiscal 2020, Series B-1, 3.00%, 10/01/41	6,120	6,383,894
Multi Modal, Series D-1, 4.00%, 03/01/41	12,000	13,773,360
Multi Modal, Series D-1, 4.00%, 03/01/42	13,500	15,388,920
Multi Modal, Series D-1, 5.00%, 03/01/43	7,000	8,693,580
Multi Modal, Series D-1, 4.00%, 03/01/44	6,000	6,727,920
City of New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution Subseries, 5.25%, 06/15/37	40,000	48,669,200
City of New York New York, GO:
Series A-A-1, 4.00%, 08/01/37	17,500	20,096,475
Sub-Series D-1, 5.00%, 12/01/44	17,915	21,466,649
City of New York Transitional Finance Authority Building Aid Revenue, RB, Series S-3, 5.25%, 07/15/45	31,165	37,444,748
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB:
Series B-1, 4.00%, 11/01/42	40,000	44,920,800
Series B-1, 4.00%, 11/01/43	24,335	27,227,701
Subordinate, Future Tax Secured, Sub-Series C-1, 4.00%, 11/01/42	20,925	22,566,566
Subordinate, Series C-3, 5.00%, 05/01/40	20,000	23,928,200

8

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
City of New York Water & Sewer System, Refunding RB:
2nd Generation Resolution, Fiscal 2018, Series FF, 5.00%, 06/15/40	$29,790	$36,081,350
Series EE, 5.00%, 06/15/40	39,240	47,163,341
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(b)	8,000	8,004,480
5.00%, 06/01/45	16,695	14,776,745
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	4,325	3,966,544
County of Onondaga Trust for Cultural Resources, Refunding RB, Syracuse University Project, 4.00%, 12/01/49	4,400	4,866,444
County of Suffolk New York, GO, Transportation, Series I, 2.50%, 07/23/20	122,910	123,393,036
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.25%, 02/15/47	13,645	14,025,832
5.75%, 02/15/47	3,435	3,554,778
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/37	10,420	12,427,934
5.00%, 02/15/42	25,825	30,053,586
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/39	30,000	31,407,600
Series A-2S, 4.00%, 02/01/22	145,880	149,684,550
Series D1, 5.00%, 09/01/22	108,370	108,935,691
Sub-Series D-1, 5.25%, 11/15/44	30,000	31,641,000
Metropolitan Transportation Authority, Refunding RB:
Series B-2, 4.00%, 05/15/20	196,235	196,547,014
Transportation, Series C, 5.00%, 11/15/29	35,265	36,858,625
New York City Transitional Finance Authority Building Aid Revenue, RB:
Series S-1, 5.00%, 07/15/37	33,885	36,651,371
Sub-Series S1-B, 4.00%, 07/15/40	10,000	11,278,100
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series B-1, 4.00%, 11/01/39	35,000	39,787,300
New York City Water & Sewer System, Refunding RB:
2nd General Resolution Revenue Bonds, Series CC, 4.00%, 06/15/42	29,990	34,349,646

Security	Par (000)	Value

New York (continued)
2nd General Resolution Revenue Bonds, Sub-Series DD-3, 4.00%, 06/15/42	$44,000	$50,803,720
2nd General Resolution Series CC, 5.25%, 06/15/46	65,965	78,150,714
2nd General Resolution Sub Series CC1, 5.00%, 06/15/37	25,000	29,955,750
Series AA, 5.00%, 06/15/40	11,000	13,906,090
Series DD-2, Block 5, 5.00%, 06/15/40	43,865	52,722,221
Series EE, 5.25%, 06/15/36	15,500	18,890,005
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project, Class 1, 5.00%, 11/15/44(b)	19,050	19,375,946
New York State Dormitory Authority, Refunding RB:
Bid Group 4, Series E, 5.00%, 03/15/44	10,000	12,050,400
Group 3, Series A, 5.00%, 03/15/41	10,000	12,233,500
New York State Urban Development Corp., Refunding RB, Series A:
Bidding Group 3, 4.00%, 03/15/44	33,250	37,317,140
Bidding Group 3, 4.00%, 03/15/45	28,250	31,632,655
4.00%, 03/15/42	12,000	13,540,080
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 07/01/41	5,115	5,212,236
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT:
5.00%, 08/01/26	5,400	5,354,748
5.00%, 08/01/31	43,755	43,157,744
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(b)	5,190	5,312,276
Port Authority of New York & New Jersey, ARB, Consolidated Bonds:
4.00%, 11/01/41	12,390	13,935,529
218th Series, AMT, 5.00%, 11/01/32	12,415	15,457,668
218th Series, AMT, 4.00%, 11/01/37	4,720	5,329,210
218th Series, AMT, 5.00%, 11/01/38	5,500	6,694,490
AMT, 4.00%, 11/01/41	12,705	14,198,092
AMT, 5.00%, 11/01/44	57,950	69,826,273
Port Authority of New York & New Jersey, RB, Consolidated Bonds, Series 217th, 5.00%, 11/01/44	25,000	30,719,500

9

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, Refunding ARB:
194th Series, 5.25%, 10/15/55	$30,000	$34,942,500
AMT, 169th Series, 5.00%, 10/15/36	7,195	7,542,806
Port Authority of New York & New Jersey, Refunding RB, Consolidated Bonds, 213th Series:
5.00%, 09/01/37	21,320	26,482,212
5.00%, 09/01/38	6,130	7,590,166
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	100,000	110,661,000
State of New York Dormitory Authority, RB, Sales Tax, Series A-Group C, 5.00%, 03/15/43	19,020	22,578,452
State of New York Dormitory Authority, Refunding RB, Group 3, Series E, 5.00%, 03/15/41	20,150	24,513,684
State of New York Thruway Authority, Refunding RB, Subordinate, Series B:
4.00%, 01/01/38	30,430	34,334,778
4.00%, 01/01/39	27,965	31,436,855
4.00%, 01/01/41	29,505	32,903,681
4.00%, 01/01/45	17,845	20,086,154
Suffolk County Water Authority, Refunding RB, Series A, 3.75%, 06/01/36	20,000	21,333,200
Triborough Bridge & Tunnel Authority, RB, MTA Bridges & Tunnels, Series C:
3.00%, 11/15/45	18,670	19,295,072
3.00%, 11/15/46	23,995	24,799,072
3.00%, 11/15/47	25,000	25,837,000
Triborough Bridge & Tunnel Authority, Refunding RB:
General, MTA Bridges & Tunnels, Series C-2, 5.00%, 11/15/42(d)	78,290	92,849,591
General, Series A, 5.25%, 11/15/45	7,805	8,956,550
MTA Bridges & Tunnels, Series C, 4.00%, 11/15/40	15,000	16,928,250
MTA Bridges & Tunnels, Series C, 4.00%, 11/15/41	25,000	28,140,000
Series B, 5.00%, 11/15/38	9,800	11,520,684
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series TE, 5.00%, 12/15/41	20,000	22,378,800

Security	Par (000)	Value

New York (continued)
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 5.13%, 06/01/51	$2,500	$2,382,750

		2,574,286,640

Ohio — 2.2%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Senior, Class 2, Series B-2, 5.00%, 06/01/55	129,965	116,260,191
County of Butler Port Authority, RB, StoryPoint Fairfield Project, Series A-1(b):
6.38%, 01/15/43	1,500	1,469,175
6.50%, 01/15/52	3,335	3,202,834
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A(c):
5.75%, 11/15/21	500	539,005
6.00%, 11/15/21	4,415	4,786,522
6.50%, 11/15/21	12,690	13,826,516
Lancaster Port Authority, Refunding RB, Series A, 5.00%, 08/01/49(a)	25,000	26,548,500
Ohio Air Quality Development Authority, RB:
American Electric Company Project, Series A, 2.40%, 12/01/38(a)	4,500	4,203,540
AMG Vanadium Project, AMT, 5.00%, 07/01/49(b)	16,560	16,064,194
Ohio Valley Electric Corp., AMT, 2.60%, 06/01/41(a)	10,000	9,304,200
Ohio Water Development Authority Water Pollution Control Loan Fund, Refunding RB, Series B, 3.00%, 12/01/34	20,125	21,692,939
State of Ohio Turnpike Commission, RB, Junior Lien, Series A, 5.25%, 02/15/39	7,500	8,231,400
State of Ohio University, RB, General Receipts Special Purpose, Series A, 4.00%, 06/01/43	35,000	36,845,900
Sycamore Community City School District, GO, Refunding, 4.00%, 12/01/45	10,000	11,235,500

		274,210,416

Pennsylvania — 1.4%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project(b):
5.00%, 05/01/27	3,250	3,346,135
5.00%, 05/01/32	3,750	3,839,625
5.00%, 05/01/42	6,305	6,400,332

10

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
City of Philadelphia Pennsylvania Gas Works, RB, 12th Series B (NPFGC), 7.00%, 05/15/20(h)	$600	$604,122
County of Northampton Pennsylvania IDA, Tax Allocation Bonds, Route 33 Project, 7.00%, 07/01/32	2,160	2,141,165
Pennsylvania Economic Development Financing Authority, RB, Waste Management, Inc. Project, AMT, 1.75%, 08/01/38(a)	10,500	10,157,595
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System Obligation, 4.00%, 08/15/44	9,000	9,881,730
Pennsylvania Turnpike Commission, RB:
Series A, 5.25%, 12/01/44	35,000	43,144,850
Series B, 5.25%, 12/01/39	3,560	4,056,798
Sub-Series A, 5.50%, 12/01/46	46,430	55,973,222
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(c)	1,195	1,234,148
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, University Capital Project Bonds, Series A, 4.00%, 09/15/44	29,375	31,486,769

		172,266,491

Puerto Rico — 2.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/24(g)	4,000	3,447,320
CAB, Series A-1, 0.00%, 07/01/46(g)	147,884	34,680,277
CAB, Series A-1, 0.00%, 07/01/51(g)	30,498	5,221,257
Series A-1, 4.75%, 07/01/53	80,645	76,723,234
Series A-1, 5.00%, 07/01/58	139,238	135,434,018
Series A-2, 4.33%, 07/01/40	50,047	46,013,712
Series A-2, 4.78%, 07/01/58	50,843	47,639,891
Series B-1, 0.00%, 07/01/46(g)	18,123	4,234,258

		353,393,967

Rhode Island — 0.3%
Rhode Island Student Loan Authority, RB, Senior, Series A, AMT, 2.88%, 12/01/35	22,715	23,448,013

Security	Par (000)	Value

Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB, Series B, 5.00%, 06/01/50	$10,000	$10,559,700

		34,007,713

South Carolina — 2.1%
Patriots Energy Group Financing Agency, RB, Series A, 4.00%, 10/01/48(a)	140,880	145,664,285
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM)(c):
6.50%, 08/01/21	4,455	4,787,343
6.25%, 08/01/21	1,525	1,630,362
South Carolina Jobs-Economic Development Authority, Refunding RB, the Woodlands at Furman, 5.25%, 11/15/37	6,005	6,132,546
South Carolina Transportation Infrastructure Bank, Refunding RB, VRDN, Series 2003B, 1.11%, 10/01/31(a)	95,000	93,498,905
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	10,000	11,481,500

		263,194,941

Tennessee — 1.3%
County of Nashville & Davidson Metropolitan Government Water & Sewer Revenue, Refunding RB, 4.00%, 07/01/43	49,005	52,394,186
Metropolitan Nashville Airport Authority, ARB, Subordinate, AMT, Series B, 5.00%, 07/01/44	32,450	38,409,767
Tennergy Corp., RB, Series A, 5.00%, 02/01/50(a)	70,000	74,383,400

		165,187,353

Texas — 3.2%
Central Texas Turnpike System, Refunding RB, Series A, 5.00%, 08/15/39	40,000	49,702,400
City of Houston Texas Combined Utility System Revenue, Refunding RB, 1st Lien, Series B, 5.00%, 11/15/42	30,000	35,948,700
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
7.00%, 01/01/23(c)	1,075	1,245,549
7.00%, 01/01/23(c)	2,625	3,038,805
6.38%, 01/01/33	465	501,070

11

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Tarrant Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/43	$35,000	$39,691,400
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 08/15/20(c)	3,700	3,767,451
Frisco Independent School District, GO, (PSF-GTD), 4.00%, 08/15/44	25,000	27,386,250
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/30	6,085	6,830,595
Mission EDC, Refunding RB, Senior Lien, NatGasoline Project, AMT, 4.63%, 10/01/31(b)	14,625	15,101,336
New Hope Cultural Education Facilities Corp., RB, Jubilee Academic Center Project, Series A, 5.00%, 08/15/37(b)	2,000	1,825,280
New Hope Cultural Education Facilities Finance Corp., RB, Jubilee Academic Center Project, Series A, 5.13%, 08/15/47(b)	3,085	2,629,592
North Texas Tollway Authority, RB, Special Projects System, Series A, 6.00%, 09/01/21(c)	4,815	5,151,039
North Texas Tollway Authority, Refunding RB, 1st Tier System, 6.00%, 01/01/21(c)	11,490	11,907,662
Pasadena Independent School District, GO, Refunding, School Building (PSF-GTD), 5.00%, 02/15/43	25,000	27,463,500
Socorro Independent School District, GO, 4.00%, 08/15/45	20,000	23,258,400
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	52,215	52,587,293
Texas Water Development Board, RB:
Series A, 5.00%, 10/15/42	10,000	12,190,900
State Water Implementation Fund, Series B, 4.00%, 10/15/43	5,000	5,767,100

Security	Par (000)	Value

Texas (continued)
State Water Implementation Revenue, 5.25%, 10/15/46	$64,170	$77,754,147

		403,748,469

Utah — 0.8%
County of Utah, RB, IHC Health Services, Inc.:
Series A, 5.00%, 05/15/41	44,970	53,049,760
Series B, 5.00%, 05/15/46	30,000	34,980,600
State of Utah Charter School Finance Authority, Refunding RB, The Freedom Academy Foundation Project(b):
5.25%, 06/15/37	3,795	3,588,325
5.38%, 06/15/48	4,740	4,242,679
Utah Charter School Finance Authority, RB, American Academy of Innovation, Series A, 5.63%, 06/15/54(b)	4,940	3,882,247

		99,743,611

Virginia — 0.2%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.50%, 03/01/46	1,815	1,831,063
County of Hanover Virginia EDA, Refunding RB, Covenant Woods:
5.00%, 07/01/38	125	122,063
5.00%, 07/01/48	370	350,482
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 01/01/37	25,515	27,168,117

		29,471,725

Washington — 2.4%
City of Seattle WA Municipal Light & Power Revenue, Refunding RB, 4.00%, 09/01/40	14,790	16,073,920
City of Seattle Washington Municipal Light & Power Revenue, Refunding RB, 4.00%, 09/01/44	28,300	30,302,508
City of Tacoma Washington Electric System Revenue, Refunding RB, Series A, 4.00%, 01/01/42	52,415	56,226,095
City of Tacoma Washington Water Revenue, Refunding RB, 4.00%, 12/01/43	50,535	53,539,811
Port of Seattle Washington, ARB, Intermediate Lien, Series C, AMT, 5.25%, 05/01/42	48,000	54,352,320
State of Washington, GO, Series E, 4.00%, 02/01/43	23,000	24,454,290

12

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
University of Washington, Refunding RB, Series A, 5.25%, 12/01/46	$23,385	$28,075,095
Washington Health Care Facilities Authority, RB, Series A:
Catholic Health Initiatives, 5.75%, 01/01/45	21,355	22,975,631
Swedish Health Services, 6.75%, 05/15/21(c)	16,000	17,001,920
Washington Health Care Facilities Authority, Refunding RB, MultiCare Health System, Series B, 5.00%, 08/15/36	3,000	3,574,740

		306,576,330

Wisconsin — 0.3%
Public Finance Authority, RB(b):
Alabama Proton Therapy Center, Series A, 6.25%, 10/01/31	1,715	1,752,987
Alabama Proton Therapy Center, Series A, 7.00%, 10/01/47	1,715	1,742,114
American Preparatory AcAdemy, 5.38%, 07/15/52	6,760	6,170,934
Delray Beach Radiation Therapy, 7.00%, 11/01/46	6,385	6,718,999
Series A, 5.63%, 06/15/49	12,360	10,155,718
Public Finance Authority, Refunding RB:
AMT, National Gypsum Co., 5.25%, 04/01/30	5,900	6,041,954
WhiteStone, Retirement Facilities First Mortgage Revenue, 5.00%, 03/01/37(b)	760	771,423

		33,354,129

Total Municipal Bonds — 83.2% (Cost — $ 10,333,910,285)		10,459,550,942

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(i) — 5.1%

Alabama — 0.9%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Senior Credit Group, Series C, 5.00%, 11/15/46	$103,875	$114,016,069

California — 1.0%
University of California, RB, Limited Project, Series M, 5.00%, 05/15/42	100,000	119,936,000

Colorado — 0.3%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Sub-System, Series A, AMT, 5.25%, 12/01/43(j)	35,000	40,199,250

Massachusetts — 1.4%
Commonwealth of Massachusetts, GOL, Consolidated Loan, Series E, 5.25%, 09/01/43	75,000	93,387,750
Massachusetts School Building Authority, RB, Series B, 5.25%, 02/15/48(j)	72,785	87,702,993

		181,090,743

Nevada — 0.7%
County of Clark Nevada, GO, Stadium Improvement, Series A, 5.00%, 06/01/43	74,740	90,104,302

Texas — 0.8%
Grand Parkway Transportation Corp., RB, Subordinate Tire Tela Supported, Series A, 5.00%, 10/01/43(j)	79,060	93,493,193

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 5.1% (Cost — $609,750,895)		638,839,557

Total Long-Term Investments — 88.4% (Cost — $10,959,661,120)		11,111,745,751

13

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Short-Term Securities — 13.3%

Commercial Paper — 0.4%
City of San Antonio Texas, 1.20%, 04/02/20	$49,000	$48,997,957

Total Commercial Paper — 0.4%		48,997,957

	Shares

Money Market Funds — 12.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 2.98%(k)(l)	1,624,787,118	1,624,949,597

Total Money Market Funds — 12.9%		1,624,949,597

Total Short-Term Securities — 13.3% (Cost — $1,673,413,558)		1,673,947,554

Value

Total Investments — 101.7% (Cost — $12,633,074,678)	$12,785,693,305

Other Assets Less Liabilities — 0.3%	37,009,058

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.0)%	(256,506,019)

Net Assets — 100.0%	$12,566,196,344

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Zero-coupon bond.
(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 15, 2026 to June 1, 2026, is 98,364,352.

(k)	Annualized 7-day yield as of period end.
(l)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 06/30/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	594,051,433	1,030,735,685	(b)	—	1,624,787,118	$1,624,949,597	$13,811,910	$(136,101)	$561,456
iShares National Municipal Bond Fund(c)	—	5,205,000		(5,205,000)	—	—	4,699,560	11,804,780	—

						$1,624,949,597	$18,511,470	$11,668,679	$561,456

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.

14

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock National Municipal Fund

Portfolio Abbreviations

S/F — Single-Family

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

EDC — Economic Development Corp.

ETF — Exchange-Traded Fund

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

IDA — Industrial Development Authority

LRB — Lease Revenue Bonds

NPFGC — National Public Finance Guarantee Corp.

PSF-GTD — Permanent School Fund Guaranteed

RB — Revenue Bonds

VRDN — Variable Rate Demand Notes

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

15

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock National Municipal Fund

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$13,355,252	$11,098,390,499	$—	$11,111,745,751
Short-Term Securities	1,624,949,597	48,997,957	—	1,673,947,554

	$1,638,304,849	$11,147,388,456	$—	$12,785,693,305

(a)	See above Schedule of Investments for values in each state or political subdivision.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $255,234,972 are categorized as Level 2 within the disclosure hierarchy.

16